Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock Series Fund, Inc.
Entity Central Index Key	0000319108
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000010830
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Large Cap Core Portfolio
Trading Symbol	LGCCS
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Advantage Large Cap Core Portfolio (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BlackRock Advantage Large Cap Core Portfolio	$53	0.48%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended December 31, 2025, the Fund’s Class I Shares returned 20.20%.

  For the same period, the Fund’s benchmark, the Russell 1000® Index, returned 17.37%.

What contributed to performance?

Sentiment measures made the largest contribution to the Fund’s absolute performance. Signals that measure broker sentiment through text-based analysis helped successfully position the portfolio in the strong-performing information technology and industrials sectors. Additionally, insights analyzing social media activity captured shifting retail preferences and supported gains in the consumer sectors. Select macro signals also added value, as insights gauging industry-level activity effectively positioned the portfolio in technology. Traditional valuation measures that focus on operating income yield further helped results by correctly positioning the Fund in the financial sector.

What detracted from performance?

Despite the Fund’s strong overall performance, certain quality-focused signals detracted. Signals that penalized companies with more volatile earnings underperformed, particularly in the materials sector. A signal that favored founder-led firms also struggled, especially in real estate. Select macro insights that measure economic patterns and hiring trends missed key shifts in the market, which was an additional headwind for absolute returns.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	BlackRock Advantage Large Cap Core Portfolio	Russell 1000® Index
Jan 16	$9,322	$9,462
Feb 16	$9,205	$9,459
Mar 16	$9,834	$10,117
Apr 16	$9,770	$10,172
May 16	$9,936	$10,351
Jun 16	$9,804	$10,374
Jul 16	$10,197	$10,769
Aug 16	$10,303	$10,783
Sep 16	$10,315	$10,792
Oct 16	$10,204	$10,582
Nov 16	$10,833	$10,999
Dec 16	$11,068	$11,205
Jan 17	$11,313	$11,431
Feb 17	$11,831	$11,873
Mar 17	$11,802	$11,881
Apr 17	$12,010	$12,006
May 17	$12,083	$12,160
Jun 17	$12,124	$12,244
Jul 17	$12,369	$12,487
Aug 17	$12,457	$12,526
Sep 17	$12,784	$12,793
Oct 17	$13,052	$13,086
Nov 17	$13,425	$13,485
Dec 17	$13,530	$13,636
Jan 18	$14,426	$14,384
Feb 18	$13,975	$13,856
Mar 18	$13,725	$13,541
Apr 18	$13,691	$13,587
May 18	$13,986	$13,934
Jun 18	$14,031	$14,024
Jul 18	$14,496	$14,508
Aug 18	$15,029	$15,008
Sep 18	$15,063	$15,065
Oct 18	$13,896	$13,999
Nov 18	$14,117	$14,284
Dec 18	$12,838	$12,983
Jan 19	$13,962	$14,071
Feb 19	$14,462	$14,548
Mar 19	$14,625	$14,801
Apr 19	$15,229	$15,399
May 19	$14,378	$14,417
Jun 19	$15,222	$15,430
Jul 19	$15,389	$15,669
Aug 19	$15,051	$15,382
Sep 19	$15,272	$15,649
Oct 19	$15,578	$15,980
Nov 19	$16,143	$16,584
Dec 19	$16,573	$17,063
Jan 20	$16,670	$17,082
Feb 20	$15,304	$15,686
Mar 20	$13,307	$13,613
Apr 20	$15,096	$15,412
May 20	$15,845	$16,225
Jun 20	$16,219	$16,584
Jul 20	$17,093	$17,555
Aug 20	$18,419	$18,843
Sep 20	$17,697	$18,155
Oct 20	$17,121	$17,717
Nov 20	$19,114	$19,803
Dec 20	$19,886	$20,640
Jan 21	$19,704	$20,470
Feb 21	$20,343	$21,064
Mar 21	$21,149	$21,861
Apr 21	$22,298	$23,037
May 21	$22,541	$23,147
Jun 21	$23,051	$23,727
Jul 21	$23,652	$24,220
Aug 21	$24,204	$24,921
Sep 21	$23,037	$23,776
Oct 21	$24,586	$25,426
Nov 21	$24,477	$25,085
Dec 21	$25,541	$26,101
Jan 22	$24,087	$24,629
Feb 22	$23,253	$23,953
Mar 22	$23,994	$24,762
Apr 22	$21,921	$22,554
May 22	$21,893	$22,520
Jun 22	$20,046	$20,634
Jul 22	$21,694	$22,556
Aug 22	$20,804	$21,690
Sep 22	$18,945	$19,683
Oct 22	$20,562	$21,261
Nov 22	$21,685	$22,412
Dec 22	$20,460	$21,108
Jan 23	$21,775	$22,524
Feb 23	$21,284	$21,988
Mar 23	$21,922	$22,683
Apr 23	$22,079	$22,964
May 23	$22,069	$23,071
Jun 23	$23,658	$24,629
Jul 23	$24,364	$25,476
Aug 23	$24,021	$25,031
Sep 23	$22,912	$23,854
Oct 23	$22,432	$23,278
Nov 23	$24,541	$25,452
Dec 23	$25,658	$26,708
Jan 24	$26,102	$27,081
Feb 24	$27,382	$28,543
Mar 24	$28,641	$29,458
Apr 24	$27,442	$28,205
May 24	$28,863	$29,533
Jun 24	$29,911	$30,510
Jul 24	$30,319	$30,954
Aug 24	$31,051	$31,688
Sep 24	$31,651	$32,366
Oct 24	$31,316	$32,139
Nov 24	$33,156	$34,209
Dec 24	$32,230	$33,255
Jan 25	$33,104	$34,313
Feb 25	$32,463	$33,713
Mar 25	$30,484	$31,762
Apr 25	$30,414	$31,573
May 25	$32,405	$33,589
Jun 25	$34,035	$35,290
Jul 25	$34,762	$36,074
Aug 25	$35,666	$36,833
Sep 25	$37,101	$38,110
Oct 25	$38,271	$38,932
Nov 25	$38,524	$39,027
Dec 25	$38,741	$39,030

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
BlackRock Advantage Large Cap Core Portfolio...
	20.20%	14.27%	14.50%
Russell 1000® Index...
	17.37	13.59	14.59

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 228,780,413
Holdings Count | Holding	214
Advisory Fees Paid, Amount	$ 797,618
InvestmentCompanyPortfolioTurnover	114.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$228,780,413
Number of Portfolio Holdings...
214
Net Investment Advisory Fees...
$797,618
Portfolio Turnover Rate...
114%

Holdings [Text Block]

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Information Technology...
33.6%
Financials...
14.8
Communication Services...
11.7
Industrials...
10.4
Consumer Discretionary...
9.8
Health Care...
8.8
Consumer Staples...
4.2
Energy...
2.2
Materials...
1.9
Real Estate...
0.9
Utilities...
0.7
Short-Term Securities...
1.8
Liabilities in Excess of Other Assets...
(0.8)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

C000010829
Shareholder Report [Line Items]
Fund Name	BlackRock Balanced Portfolio
Trading Symbol	BLCPS
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Balanced Portfolio (the “Fund”) (formerly known as BlackRock Sustainable Balanced Portfolio) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BlackRock Balanced Portfolio	$53	0.49%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended December 31, 2025, the Fund’s Class I shares returned 15.67%.

  For the same period, the Fund’s benchmark, the MSCI All Country World Index (Net) returned 22.34% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%.

What contributed to performance?

The portfolio employs three key strategies to seek to outperform its blended benchmark including active asset allocation tilts, security selection in equities and security selection in fixed income. On an absolute basis, the security selection strategies contributed to portfolio returns as global equities and bonds saw positive returns throughout 2025, while the active asset allocation strategy detracted. The largest contributions came from the equity security selection strategy, where a number of systematic insights helped to drive outperformance versus the Fund's benchmark. These insights included evaluation of tariff sensitivity across companies, as well as sentiment insights to evaluate trends across earnings and conference calls, and fundamental measures focused on top line growth. Within the asset allocation strategy, overweight equity positions across European and Japanese equities drove positive performance. Within fixed income, credit selection across banking, technology, and consumer non-cyclical sectors were the largest contributors. The Fund's cash position had no material impact on performance.

What detracted from performance?

Currency positioning detracted, driven by a long Japanese yen vs. short U.S. dollar position as the dollar strengthened vs. the yen in the latter half of 2025.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	BlackRock Balanced Portfolio	MSCI All Country World Index (Net)	Bloomberg U.S. Aggregate Bond Index	60% MSCI All Country World Index (Net)/ 40% Bloomberg U.S. Aggregate Bond Index
Jan 16	$9,630	$9,397	$10,138	$9,693
Feb 16	$9,618	$9,332	$10,210	$9,681
Mar 16	$10,066	$10,024	$10,303	$10,147
Apr 16	$10,048	$10,172	$10,343	$10,252
May 16	$10,149	$10,185	$10,345	$10,261
Jun 16	$10,143	$10,123	$10,531	$10,297
Jul 16	$10,416	$10,559	$10,598	$10,590
Aug 16	$10,477	$10,595	$10,586	$10,606
Sep 16	$10,495	$10,660	$10,580	$10,643
Oct 16	$10,404	$10,479	$10,499	$10,502
Nov 16	$10,717	$10,558	$10,250	$10,450
Dec 16	$10,865	$10,786	$10,265	$10,592
Jan 17	$11,019	$11,081	$10,285	$10,774
Feb 17	$11,354	$11,392	$10,354	$10,984
Mar 17	$11,341	$11,532	$10,349	$11,062
Apr 17	$11,509	$11,711	$10,428	$11,200
May 17	$11,593	$11,970	$10,509	$11,383
Jun 17	$11,618	$12,024	$10,498	$11,409
Jul 17	$11,770	$12,360	$10,543	$11,620
Aug 17	$11,855	$12,408	$10,638	$11,689
Sep 17	$12,045	$12,647	$10,587	$11,802
Oct 17	$12,208	$12,910	$10,593	$11,952
Nov 17	$12,398	$13,160	$10,580	$12,084
Dec 17	$12,450	$13,372	$10,628	$12,223
Jan 18	$12,915	$14,127	$10,506	$12,581
Feb 18	$12,663	$13,533	$10,406	$12,216
Mar 18	$12,529	$13,244	$10,473	$12,091
Apr 18	$12,529	$13,370	$10,395	$12,124
May 18	$12,702	$13,387	$10,469	$12,168
Jun 18	$12,718	$13,314	$10,456	$12,122
Jul 18	$12,979	$13,716	$10,459	$12,342
Aug 18	$13,274	$13,824	$10,526	$12,432
Sep 18	$13,298	$13,884	$10,458	$12,433
Oct 18	$12,612	$12,843	$10,376	$11,835
Nov 18	$12,771	$13,031	$10,438	$11,967
Dec 18	$12,119	$12,113	$10,630	$11,549
Jan 19	$12,882	$13,070	$10,742	$12,145
Feb 19	$13,151	$13,419	$10,736	$12,337
Mar 19	$13,394	$13,588	$10,942	$12,525
Apr 19	$13,724	$14,047	$10,945	$12,780
May 19	$13,333	$13,214	$11,139	$12,416
Jun 19	$13,906	$14,079	$11,279	$12,966
Jul 19	$14,018	$14,120	$11,304	$13,000
Aug 19	$13,932	$13,785	$11,597	$12,950
Sep 19	$14,044	$14,075	$11,535	$13,086
Oct 19	$14,227	$14,460	$11,570	$13,317
Nov 19	$14,539	$14,813	$11,564	$13,509
Dec 19	$14,792	$15,335	$11,556	$13,791
Jan 20	$14,932	$15,166	$11,778	$13,805
Feb 20	$14,214	$13,941	$11,990	$13,236
Mar 20	$12,824	$12,059	$11,920	$12,132
Apr 20	$14,065	$13,350	$12,132	$12,998
May 20	$14,577	$13,931	$12,188	$13,362
Jun 20	$14,848	$14,376	$12,265	$13,652
Jul 20	$15,456	$15,137	$12,448	$14,166
Aug 20	$16,150	$16,063	$12,348	$14,641
Sep 20	$15,775	$15,545	$12,341	$14,355
Oct 20	$15,446	$15,167	$12,286	$14,120
Nov 20	$16,666	$17,037	$12,406	$15,219
Dec 20	$17,122	$17,828	$12,424	$15,652
Jan 21	$16,969	$17,747	$12,334	$15,564
Feb 21	$17,224	$18,158	$12,156	$15,690
Mar 21	$17,580	$18,643	$12,005	$15,863
Apr 21	$18,233	$19,458	$12,099	$16,330
May 21	$18,366	$19,761	$12,139	$16,504
Jun 21	$18,702	$20,021	$12,224	$16,680
Jul 21	$19,065	$20,159	$12,361	$16,824
Aug 21	$19,344	$20,664	$12,337	$17,064
Sep 21	$18,713	$19,810	$12,231	$16,582
Oct 21	$19,499	$20,821	$12,227	$17,088
Nov 21	$19,447	$20,320	$12,263	$16,861
Dec 21	$19,973	$21,133	$12,232	$17,249
Jan 22	$19,086	$20,095	$11,968	$16,592
Feb 22	$18,559	$19,576	$11,835	$16,260
Mar 22	$18,775	$20,000	$11,506	$16,291
Apr 22	$17,589	$18,399	$11,069	$15,261
May 22	$17,733	$18,420	$11,141	$15,312
Jun 22	$16,690	$16,868	$10,966	$14,441
Jul 22	$17,559	$18,046	$11,234	$15,187
Aug 22	$16,917	$17,381	$10,917	$14,680
Sep 22	$15,670	$15,717	$10,445	$13,583
Oct 22	$16,251	$16,666	$10,310	$14,005
Nov 22	$17,377	$17,958	$10,689	$14,862
Dec 22	$16,826	$17,252	$10,641	$14,485
Jan 23	$17,804	$18,488	$10,968	$15,286
Feb 23	$17,303	$17,958	$10,684	$14,865
Mar 23	$17,841	$18,512	$10,956	$15,291
Apr 23	$18,097	$18,778	$11,022	$15,460
May 23	$17,865	$18,577	$10,902	$15,293
Jun 23	$18,525	$19,656	$10,863	$15,804
Jul 23	$18,891	$20,375	$10,856	$16,147
Aug 23	$18,535	$19,806	$10,786	$15,835
Sep 23	$17,886	$18,987	$10,512	$15,281
Oct 23	$17,494	$18,416	$10,346	$14,909
Nov 23	$18,817	$20,116	$10,815	$16,005
Dec 23	$19,613	$21,082	$11,229	$16,711
Jan 24	$19,651	$21,206	$11,198	$16,751
Feb 24	$20,144	$22,116	$11,040	$17,088
Mar 24	$20,713	$22,810	$11,142	$17,473
Apr 24	$20,157	$22,057	$10,860	$16,951
May 24	$20,991	$22,953	$11,044	$17,479
Jun 24	$21,345	$23,464	$11,149	$17,778
Jul 24	$21,679	$23,843	$11,409	$18,116
Aug 24	$22,155	$24,448	$11,573	$18,497
Sep 24	$22,580	$25,016	$11,728	$18,854
Oct 24	$22,078	$24,455	$11,437	$18,413
Nov 24	$22,644	$25,369	$11,558	$18,904
Dec 24	$22,139	$24,769	$11,369	$18,511
Jan 25	$22,649	$25,600	$11,430	$18,924
Feb 25	$22,763	$25,446	$11,681	$19,022
Mar 25	$22,196	$24,441	$11,685	$18,574
Apr 25	$22,295	$24,669	$11,731	$18,707
May 25	$23,046	$26,087	$11,647	$19,298
Jun 25	$23,754	$27,258	$11,826	$19,937
Jul 25	$23,842	$27,628	$11,795	$20,078
Aug 25	$24,515	$28,310	$11,936	$20,472
Sep 25	$25,073	$29,336	$12,067	$21,006
Oct 25	$25,317	$29,992	$12,142	$21,341
Nov 25	$25,360	$29,989	$12,217	$21,392
Dec 25	$25,609	$30,302	$12,199	$21,514

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
BlackRock Balanced Portfolio...
	15.67%	8.39%	9.86%
MSCI All Country World Index (Net)...
	22.34	11.19	11.72
Bloomberg U.S. Aggregate Bond Index...
	7.30	(0.36)	2.01
60% MSCI All Country World Index (Net)/ 40% Bloomberg U.S. Aggregate Bond Index...
	16.22	6.57	7.96

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 480,682,528
Holdings Count | Holding	1,731
Advisory Fees Paid, Amount	$ 1,700,765
InvestmentCompanyPortfolioTurnover	110.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$480,682,528
Number of Portfolio Holdings...
1,731
Net Investment Advisory Fees...
$1,700,765
Portfolio Turnover Rate...
110%

Holdings [Text Block]

Portfolio composition

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Common Stocks...
55.9%
Corporate Bonds...
22.4
U.S. Government Sponsored Agency Securities...
11.0
U.S. Treasury Obligations...
10.1
Foreign Government Obligations...
0.2
Asset-Backed Securities...
0.2
Non-Agency Mortgage-Backed Securities...
0.1
Preferred Securities...
0.1
Foreign Agency Obligations...
0.0Footnote Reference(b)
Other Interests...
-
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Rounds to less than 0.1%.

C000010833
Shareholder Report [Line Items]
Fund Name	BlackRock Capital Appreciation Portfolio
Trading Symbol	FDGRS
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Capital Appreciation Portfolio (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BlackRock Capital Appreciation Portfolio	$50	0.47%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended December 31, 2025, the Fund’s Class I shares returned 12.04%.

  For the same period, the Fund’s benchmark, the S&P 500® Index returned 17.88% and the Russell 1000® Growth Index returned 18.56%.

What contributed to performance?

Positive contributions to the Fund’s performance over the period were led by investment decisions in the information technology, healthcare and consumer discretionary sectors. In information technology, holdings in the semiconductors & semiconductor equipment industry proved beneficial, most notably exposure to Nvidia Corp., a leading chipmaker for artificial intelligence applications. In healthcare, positioning in pharmaceuticals was most additive, led by exposure to Eli Lilly and Company, a leading provider of weight loss treatments. Finally, in consumer discretionary, positioning in the broadline retail industry contributed, most notably holdings of Amazon.com, Inc., the largest online retailer.

What detracted from performance?

Negative contributions to the Fund’s performance over the period were led by investment decisions in the industrials, real estate and consumer staples sectors. In industrials, holdings in the commercial services & supplies industry proved detrimental, most notably exposure to Copart Inc., operator of an online used car auction site. In real estate, positioning in management & development weighed on returns, led by exposure to CoStar Group Inc., a provider of analytics to the commercial property industry. Finally, in consumer staples, positioning in the distribution & retail industry detracted, most notably holdings of leading low-cost retailer Walmart Inc.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	BlackRock Capital Appreciation Portfolio	S&P 500® Index	Russell 1000® Growth Index
Jan 16	$9,216	$9,504	$9,442
Feb 16	$9,001	$9,491	$9,438
Mar 16	$9,499	$10,135	$10,074
Apr 16	$9,429	$10,174	$9,982
May 16	$9,761	$10,357	$10,176
Jun 16	$9,583	$10,384	$10,136
Jul 16	$10,114	$10,766	$10,615
Aug 16	$10,167	$10,782	$10,562
Sep 16	$10,336	$10,784	$10,600
Oct 16	$10,081	$10,587	$10,351
Nov 16	$9,969	$10,979	$10,577
Dec 16	$10,040	$11,196	$10,708
Jan 17	$10,488	$11,408	$11,068
Feb 17	$10,933	$11,861	$11,528
Mar 17	$11,061	$11,875	$11,662
Apr 17	$11,402	$11,997	$11,928
May 17	$11,730	$12,166	$12,238
Jun 17	$11,808	$12,242	$12,206
Jul 17	$12,332	$12,494	$12,531
Aug 17	$12,439	$12,532	$12,760
Sep 17	$12,458	$12,790	$12,926
Oct 17	$13,070	$13,089	$13,427
Nov 17	$13,337	$13,490	$13,835
Dec 17	$13,418	$13,640	$13,943
Jan 18	$14,818	$14,421	$14,930
Feb 18	$14,527	$13,890	$14,539
Mar 18	$14,206	$13,537	$14,140
Apr 18	$14,484	$13,589	$14,189
May 18	$15,085	$13,916	$14,811
Jun 18	$15,403	$14,002	$14,954
Jul 18	$15,580	$14,523	$15,393
Aug 18	$16,224	$14,996	$16,235
Sep 18	$16,302	$15,081	$16,325
Oct 18	$14,586	$14,050	$14,865
Nov 18	$14,999	$14,337	$15,023
Dec 18	$13,740	$13,042	$13,732
Jan 19	$15,113	$14,087	$14,966
Feb 19	$15,630	$14,540	$15,501
Mar 19	$16,095	$14,822	$15,943
Apr 19	$16,804	$15,422	$16,663
May 19	$15,998	$14,442	$15,610
Jun 19	$17,055	$15,460	$16,682
Jul 19	$17,139	$15,682	$17,059
Aug 19	$17,015	$15,434	$16,928
Sep 19	$16,645	$15,723	$16,930
Oct 19	$16,939	$16,063	$17,408
Nov 19	$17,826	$16,646	$18,180
Dec 19	$18,244	$17,149	$18,729
Jan 20	$18,896	$17,142	$19,147
Feb 20	$17,908	$15,731	$17,843
Mar 20	$16,087	$13,788	$16,088
Apr 20	$18,480	$15,555	$18,468
May 20	$19,956	$16,296	$19,708
Jun 20	$20,759	$16,620	$20,567
Jul 20	$21,967	$17,558	$22,149
Aug 20	$23,900	$18,820	$24,434
Sep 20	$23,056	$18,105	$23,285
Oct 20	$22,357	$17,623	$22,494
Nov 20	$24,612	$19,552	$24,797
Dec 20	$25,572	$20,304	$25,938
Jan 21	$25,231	$20,099	$25,746
Feb 21	$25,608	$20,653	$25,740
Mar 21	$25,681	$21,558	$26,182
Apr 21	$27,620	$22,708	$27,963
May 21	$27,270	$22,867	$27,577
Jun 21	$29,024	$23,401	$29,307
Jul 21	$30,023	$23,956	$30,273
Aug 21	$31,004	$24,685	$31,404
Sep 21	$29,213	$23,537	$29,646
Oct 21	$31,088	$25,186	$32,213
Nov 21	$30,660	$25,011	$32,410
Dec 21	$30,997	$26,132	$33,096
Jan 22	$27,517	$24,780	$30,255
Feb 22	$26,146	$24,038	$28,970
Mar 22	$26,797	$24,931	$30,103
Apr 22	$23,100	$22,757	$26,468
May 22	$22,612	$22,798	$25,853
Jun 22	$20,607	$20,916	$23,805
Jul 22	$23,178	$22,845	$26,662
Aug 22	$21,482	$21,913	$25,420
Sep 22	$19,118	$19,895	$22,949
Oct 22	$19,887	$21,506	$24,290
Nov 22	$21,058	$22,708	$25,397
Dec 22	$19,346	$21,399	$23,453
Jan 23	$21,473	$22,744	$25,407
Feb 23	$20,979	$22,189	$25,106
Mar 23	$22,618	$23,004	$26,822
Apr 23	$22,931	$23,363	$27,086
May 23	$24,190	$23,464	$28,321
Jun 23	$25,914	$25,015	$30,258
Jul 23	$26,626	$25,818	$31,277
Aug 23	$26,663	$25,407	$30,996
Sep 23	$24,962	$24,196	$29,310
Oct 23	$24,631	$23,687	$28,893
Nov 23	$27,730	$25,850	$32,043
Dec 23	$28,949	$27,025	$33,462
Jan 24	$30,074	$27,479	$34,296
Feb 24	$32,244	$28,946	$36,636
Mar 24	$32,868	$29,878	$37,281
Apr 24	$31,280	$28,657	$35,700
May 24	$33,097	$30,078	$37,837
Jun 24	$35,310	$31,157	$40,388
Jul 24	$34,380	$31,537	$39,701
Aug 24	$35,227	$32,302	$40,528
Sep 24	$35,880	$32,992	$41,677
Oct 24	$35,600	$32,692	$41,539
Nov 24	$37,828	$34,611	$44,233
Dec 24	$38,064	$33,786	$44,623
Jan 25	$38,864	$34,727	$45,506
Feb 25	$37,165	$34,274	$43,871
Mar 25	$33,838	$32,343	$40,175
Apr 25	$34,652	$32,124	$40,887
May 25	$38,136	$34,146	$44,505
Jun 25	$40,872	$35,882	$47,342
Jul 25	$41,832	$36,687	$49,129
Aug 25	$41,587	$37,431	$49,679
Sep 25	$43,287	$38,797	$52,318
Oct 25	$44,335	$39,706	$54,218
Nov 25	$43,036	$39,803	$53,236
Dec 25	$42,649	$39,827	$52,906

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
BlackRock Capital Appreciation Portfolio...
	12.04%	10.77%	15.61%
S&P 500® Index...
	17.88	14.42	14.82
Russell 1000® Growth Index...
	18.56	15.32	18.13

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 260,537,484
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 943,350
InvestmentCompanyPortfolioTurnover	65.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$260,537,484
Number of Portfolio Holdings...
39
Net Investment Advisory Fees...
$943,350
Portfolio Turnover Rate...
65%

Holdings [Text Block]

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Information Technology...
54.5%
Communication Services...
12.5
Consumer Discretionary...
11.3
Health Care...
7.9
Industrials...
6.2
Financials...
3.9
Consumer Staples...
0.9
Materials...
0.5
Energy...
0.5
Short-Term Securities...
1.9
Liabilities in Excess of Other Assets...
(0.1)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

C000010832
Shareholder Report [Line Items]
Fund Name	BlackRock Global Allocation Portfolio
Trading Symbol	GLALS
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Global Allocation Portfolio (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BlackRock Global Allocation Portfolio	$63	0.57%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended December 31, 2025, the Fund’s Class I Shares returned 19.61%.

  For the same period, the FTSE World Index returned 23.48% and the Reference Benchmark returned 17.78%.

What contributed to performance?

The primary contributors to performance within equities were the Fund’s allocations to the information technology, financials and communication services sectors. Within fixed income, exposure to credit and rate derivative was additive. Finally, exposure to commodities also positively contributed to returns.

The Fund uses derivatives, which may include options, futures, swaps and forward contracts both to seek to enhance returns of the Fund and to hedge (or protect) against adverse movements in currency exchange rates, interest rates and movements in the securities markets. During the period, the use of derivatives, in aggregate, positively contributed to the Fund’s performance.

At the end of the period, the Fund had a moderate cash position. The Fund’s exposure to cash and cash equivalents was actively managed over the period and used to help mitigate portfolio volatility while serving as a source of funds for new investments and to meet redemptions.

What detracted from performance?

The largest detractor from performance over the year was the Fund’s management of currency exposures, most notably exposure to the Japanese yen.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	BlackRock Global Allocation Portfolio	FTSE World Index	Reference Benchmark
Jan 16	$9,663	$9,411	$9,731
Feb 16	$9,558	$9,356	$9,775
Mar 16	$9,958	$10,044	$10,265
Apr 16	$10,077	$10,201	$10,377
May 16	$10,028	$10,230	$10,361
Jun 16	$10,028	$10,155	$10,442
Jul 16	$10,316	$10,597	$10,719
Aug 16	$10,365	$10,618	$10,697
Sep 16	$10,421	$10,685	$10,755
Oct 16	$10,288	$10,507	$10,551
Nov 16	$10,323	$10,610	$10,476
Dec 16	$10,425	$10,865	$10,606
Jan 17	$10,617	$11,153	$10,794
Feb 17	$10,810	$11,475	$11,002
Mar 17	$10,903	$11,613	$11,077
Apr 17	$11,039	$11,801	$11,226
May 17	$11,217	$12,068	$11,426
Jun 17	$11,239	$12,124	$11,445
Jul 17	$11,472	$12,436	$11,679
Aug 17	$11,515	$12,477	$11,743
Sep 17	$11,587	$12,738	$11,839
Oct 17	$11,680	$12,996	$11,967
Nov 17	$11,816	$13,266	$12,158
Dec 17	$11,890	$13,481	$12,270
Jan 18	$12,324	$14,210	$12,695
Feb 18	$11,948	$13,637	$12,365
Mar 18	$11,846	$13,361	$12,264
Apr 18	$11,796	$13,502	$12,264
May 18	$11,788	$13,521	$12,273
Jun 18	$11,716	$13,475	$12,244
Jul 18	$11,939	$13,905	$12,471
Aug 18	$11,961	$14,039	$12,567
Sep 18	$11,909	$14,134	$12,578
Oct 18	$11,356	$13,091	$11,999
Nov 18	$11,496	$13,248	$12,121
Dec 18	$11,025	$12,300	$11,697
Jan 19	$11,600	$13,260	$12,293
Feb 19	$11,740	$13,623	$12,464
Mar 19	$11,864	$13,787	$12,622
Apr 19	$12,058	$14,273	$12,878
May 19	$11,740	$13,459	$12,518
Jun 19	$12,221	$14,345	$13,111
Jul 19	$12,179	$14,403	$13,120
Aug 19	$12,187	$14,085	$13,074
Sep 19	$12,281	$14,415	$13,204
Oct 19	$12,547	$14,812	$13,445
Nov 19	$12,719	$15,193	$13,601
Dec 19	$13,024	$15,712	$13,895
Jan 20	$13,048	$15,565	$13,894
Feb 20	$12,529	$14,256	$13,257
Mar 20	$11,408	$12,332	$12,223
Apr 20	$12,342	$13,671	$13,043
May 20	$12,821	$14,324	$13,415
Jun 20	$13,081	$14,738	$13,663
Jul 20	$13,762	$15,468	$14,183
Aug 20	$14,304	$16,450	$14,689
Sep 20	$14,082	$15,916	$14,398
Oct 20	$13,819	$15,444	$14,133
Nov 20	$15,126	$17,456	$15,268
Dec 20	$15,742	$18,277	$15,749
Jan 21	$15,663	$18,125	$15,619
Feb 21	$15,873	$18,578	$15,740
Mar 21	$16,005	$19,202	$15,995
Apr 21	$16,566	$20,089	$16,489
May 21	$16,794	$20,405	$16,710
Jun 21	$16,785	$20,675	$16,752
Jul 21	$16,785	$20,965	$16,982
Aug 21	$16,954	$21,481	$17,206
Sep 21	$16,412	$20,584	$16,663
Oct 21	$16,874	$21,660	$17,121
Nov 21	$16,412	$21,160	$16,895
Dec 21	$16,811	$22,107	$17,345
Jan 22	$16,142	$20,995	$16,723
Feb 22	$15,783	$20,503	$16,443
Mar 22	$15,653	$21,057	$16,495
Apr 22	$14,795	$19,325	$15,421
May 22	$14,935	$19,390	$15,495
Jun 22	$14,027	$17,661	$14,512
Jul 22	$14,674	$19,000	$15,263
Aug 22	$14,238	$18,254	$14,660
Sep 22	$13,286	$16,529	$13,569
Oct 22	$13,752	$17,677	$14,116
Nov 22	$14,552	$18,988	$14,987
Dec 22	$14,167	$18,229	$14,640
Jan 23	$14,909	$19,537	$15,410
Feb 23	$14,394	$19,049	$14,987
Mar 23	$14,724	$19,638	$15,476
Apr 23	$14,848	$19,975	$15,682
May 23	$14,703	$19,820	$15,476
Jun 23	$15,198	$20,977	$15,975
Jul 23	$15,487	$21,702	$16,321
Aug 23	$15,136	$21,162	$16,014
Sep 23	$14,590	$20,275	$15,460
Oct 23	$14,384	$19,687	$15,144
Nov 23	$15,353	$21,566	$16,240
Dec 23	$16,033	$22,636	$16,938
Jan 24	$16,044	$22,844	$16,967
Feb 24	$16,490	$23,796	$17,280
Mar 24	$16,914	$24,577	$17,661
Apr 24	$16,299	$23,694	$17,134
May 24	$16,872	$24,713	$17,651
Jun 24	$17,073	$25,253	$17,875
Jul 24	$17,263	$25,698	$18,259
Aug 24	$17,642	$26,389	$18,691
Sep 24	$17,934	$26,864	$18,996
Oct 24	$17,501	$26,306	$18,485
Nov 24	$18,031	$27,376	$18,879
Dec 24	$17,595	$26,703	$18,478
Jan 25	$18,088	$27,666	$18,913
Feb 25	$18,064	$27,460	$18,973
Mar 25	$17,584	$26,309	$18,606
Apr 25	$17,982	$26,618	$18,983
May 25	$18,720	$28,221	$19,604
Jun 25	$19,493	$29,505	$20,244
Jul 25	$19,379	$29,915	$20,281
Aug 25	$19,819	$30,693	$20,743
Sep 25	$20,355	$31,766	$21,188
Oct 25	$20,652	$32,518	$21,483
Nov 25	$20,759	$32,581	$21,564
Dec 25	$21,046	$32,972	$21,763

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
BlackRock Global Allocation Portfolio...
	19.61%	5.98%	7.73%
FTSE World Index...
	23.48	12.52	12.67
Reference Benchmark...
	17.78	6.68	8.09

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 161,085,632
Holdings Count | Holding	1,955
Advisory Fees Paid, Amount	$ 232,958
InvestmentCompanyPortfolioTurnover	124.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$161,085,632
Number of Portfolio Holdings...
1,955
Net Investment Advisory Fees...
$232,958
Portfolio Turnover Rate...
124%

Holdings [Text Block]

Geographic allocation

	Percent of Total InvestmentsFootnote Reference(a)
Country/Geographic Region	Long	Short	Total
United States...
	65.8%	-%	65.8%
United Kingdom...
	5.1	-	5.1
France...
	4.2	-	4.2
Germany...
	2.8	-	2.8
Italy...
	2.7	-	2.7
Ireland...
	2.3	-	2.3
Japan...
	2.1	-	2.1
Canada...
	2.0	-	2.0
China...
	1.8	-	1.8
Netherlands...
	1.8	-	1.8
OtherFootnote Reference(b)...
	9.4	-	9.4
Total...
	100.0%	-%	100.0%
Footnote	Description
Footnote(a)	Includes the gross market value of long and short securities and excludes short-term securities and options, if any.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000010836
Shareholder Report [Line Items]
Fund Name	BlackRock Government Money Market Portfolio
Trading Symbol	MNRSV
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Government Money Market Portfolio (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BlackRock Government Money Market Portfolio	$47	0.46%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.46%
AssetsNet	$ 108,299,430
Holdings Count | Holding	122
Advisory Fees Paid, Amount	$ 379,140
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$108,299,430
Number of Portfolio Holdings...
122
Net Investment Advisory Fees...
$379,140
Current seven-day yields as of December 31, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.40%
   7-Day Yield...
3.40%

Holdings [Text Block]

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
43.7%
Repurchase Agreements...
34.2
U.S. Government Sponsored Agency Obligations...
21.1
Other Assets Less Liabilities...
1.0